CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Profit for the year		$ 49,667,000	$ 96,379,000	$ 111,068,000
Adjustments to reconcile profit to net cash flows for:
Income tax (benefit) expense		(1,016,000)	145,792,000	103,441,000
Depreciation		117,190,000	130,659,000	120,934,000
Loss on disposal of property, plant and equipment		29,000	38,000	426,000
Impairment loss for non-financial assets		30,989,000	0	13,332,000
Write-off of unsuccessful exploration efforts		13,422,000	14,779,000	29,563,000
Interest and amortization of debt issue costs		49,298,000	31,088,000	30,839,000
Borrowings cancellation gain, net		(3,917,000)	0	0
Amortization of other long-term liabilities		(90,000)	(107,000)	(127,000)
Unwinding of long-term liabilities		4,780,000	5,153,000	6,456,000
Share-based payment expenses		4,467,000	6,274,000	7,328,000
Foreign exchange loss (gain)		10,065,000	(12,160,000)	19,729,000
Income tax paid	[1]	(96,870,000)	(66,805,000)	(115,626,000)
Changes in working capital		(163,309,000)	119,941,000	(26,425,000)
Cash flows from operating activities - net		14,705,000	471,031,000	300,938,000
Investing activities
Purchase of property, plant and equipment		(98,358,000)	(191,310,000)	(199,040,000)
Acquisitions of business		(115,518,000)	0	0
Unconsummated transaction in Argentina		38,000,000	(38,000,000)	0
Proceeds from divestment of long-term assets		20,381,000	2,455,000	450,000
Cash flows used in investing activities - net		(155,495,000)	(226,855,000)	(198,590,000)
Financing activities
Proceeds from borrowings		553,000,000	10,728,000	0
Debt issuance costs paid		(5,034,000)	0	0
Principal paid		(512,629,000)	(731,000)	0
Interest paid		(41,523,000)	(27,736,000)	(27,500,000)
Lease payments		(5,733,000)	(7,775,000)	(10,267,000)
Repurchase of shares		0	(43,691,000)	(31,239,000)
Cash distribution		(24,203,000)	(30,035,000)	(29,715,000)
Cash flows used in financing activities - net		(36,122,000)	(99,240,000)	(98,721,000)
Net (decrease) increase in cash and cash equivalents		(176,912,000)	144,936,000	3,627,000
Cash and cash equivalents at January 1		276,750,000	133,036,000	128,843,000
Currency translation differences		480,000	(1,222,000)	566,000
Cash and cash equivalents at the end of the year		100,318,000	276,750,000	133,036,000
Cash and cash equivalents are comprised by:
Cash in bank and bank deposits		100,317,000	276,739,000	133,023,000
Cash in hand		1,000	11,000	13,000
Cash and cash equivalents		$ 100,318,000	$ 276,750,000	$ 133,036,000

[1]	Includes self-withholding taxes for US$ 13,206,000, US$ 22,324,000, and US$ 35,116,000 in 2025, 2024 and 2023, respectively.